CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 972,438	$ 139,682	¥ 940,298
Restricted cash	30,567	4,391	29,550
Short-term deposits	60,000	8,618
Short-term investments	316,201	45,419	168,993
Accounts and notes receivable from third parties (net of allowance of nil and RMB2,006 as of December 31, 2018 and 2019, respectively)	316,189	45,418	111,718
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	707,947	101,691	260,984
Other receivables from related parties (net of allowance of nil and nil as of December 31, 2018 and 2019, respectively)	23,944	3,439	112,320
Inventories	418,015	60,044	231,975
Prepaid expenses and other current assets	62,314	8,951	46,890
Total current assets	2,907,615	417,653	1,902,728
Non-current assets
Property, plant and equipment, net	67,293	9,666	11,301
Deferred tax assets	12,276	1,763	5,234
Prepaid expenses and other non-current assets	11,170	1,604	3,636
Intangible assets, net	4,357	626	169
Right-of-use assets, net	19,762	2,839
Total non-current assets	114,858	16,498	20,340
Total assets	3,022,473	434,151	1,923,068
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries (“VIEs”) without recourse to the Company of RMB548,481 and RMB1,043,159 as of December 31, 2018 and 2019, respectively)	1,043,159	149,840	548,481
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB86,312 and RMB103,150 as of December 31, 2018 and 2019, respectively)	103,150	14,817	86,312
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB5,763 and RMB25,106 as of December 31, 2018 and 2019, respectively)	25,106	3,606	5,763
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB179,712 and RMB308,228 as of December 31, 2018 and 2019, respectively)	325,042	46,689	200,930
Short-term borrowing (including short-term borrowing of the consolidated VIEs without recourse to the Company of nil and RMB95,868 as of December 31, 2018 and 2019, respectively)	95,868	13,771
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB10,199 and RMB33,522 as of December 31, 2018 and 2019, respectively)	33,522	4,815	10,199
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of nil and RMB6,802 as of December 31, 2018 and 2019, respectively)	6,993	1,004
Total current liabilities	1,632,840	234,542	851,685
Non-current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB518 and RMB1,795 as of December 31, 2018 and 2019, respectively)	1,795	258	518
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of nil and RMB13,391 as of December 31, 2018 and 2019, respectively)	13,391	1,923
Total non-current liabilities	15,186	2,181	518
Total liabilities	1,648,026	236,723	852,203
Commitments and contingencies (Note 21)
Shareholders’ equity
Additional paid-in capital	1,192,332	171,268	1,193,174
(Accumulated deficit) retained earnings	195,596	28,096	(95,527)
Accumulated other comprehensive loss	(19,145)	(2,750)	(29,786)
Total equity attributable to shareholders of Viomi Technology Co., Ltd (the "Company")	1,368,795	196,616	1,067,873
Non-controlling interests	5,652	812	2,992
Total shareholders’ equity	1,374,447	197,428	1,070,865
Total liabilities and shareholders’ equity	3,022,473	434,151	1,923,068
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	6	1	5
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	¥ 6	$ 1	¥ 7